Stockholders' Deficit - Additional Information (Details)				3 Months Ended					5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 23, 2022 $ / shares shares	Aug. 25, 2021 USD ($) shares yr	Jul. 23, 2021 USD ($) shares yr $ / shares	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 shares	Sep. 30, 2022 USD ($) shares	Mar. 31, 2022 shares	Dec. 31, 2018 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2023 $ / shares shares	Jan. 31, 2023 shares	Nov. 13, 2022 USD ($) shares	Nov. 24, 2021 $ / shares shares	Aug. 13, 2021 $ / shares shares	Jul. 31, 2021 shares	Aug. 14, 2018 $ / shares shares
Class of Warrant or Right [Line Items]
Common stock shares authorized				900,000,000						900,000,000		369,950,000	86,000,000
Common stock, par value | $ / shares	$ 0.0001			$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares Issued				14,178,514						14,178,514		2,450,922	213,065
Common stock, shares outstanding				14,178,514						14,178,514		2,450,922	213,065
Preferred stock shares outstanding												0
Preferred stock, shares authorized	200,000,000
Preferred stock, par value | $ / shares	$ 0.0001
Fair value of warrants | $				$ 0						$ 0		$ 3,004,000	$ 0
Fair value adjustment of warrants | $				$ 0			$ 0			$ (2,266,000)	$ 0	$ (478,000)	0
Preferred stock, conversion basis	one-to-one											one-to-one
Stock issued during period, value, conversion of convertible securities | $					$ 4,521,000
Dividends payable | $												$ 0	0
Payments of dividends | $												$ 0	$ 0
Preferred stock, voting rights												one vote
Temporary equity, carrying amount, attributable to parent | $												$ 0
Series A Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Stock issued during period, value, conversion of convertible securities | $			$ 5,300,000
Series Seed and Series A Agreement [Member]
Class of Warrant or Right [Line Items]
Proceeds from issuance of convertible preferred stock | $			33,000,000
Simple Agreements for Future Equity [Member]
Class of Warrant or Right [Line Items]
Stock issued during period, value, conversion of convertible securities | $			$ 6,900,000
Class A Common Stock [Member]
Class of Warrant or Right [Line Items]
Common stock, shares Issued												1,072,438
Class A Common Stock [Member] | Rights Offering [Member]
Class of Warrant or Right [Line Items]
Common stock, shares Issued				9,749,439						9,749,439		1,072,515		8,676,924	8,676,924
Price per share | $ / shares														$ 0.51
Series Seed [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares issued																				7,546
Temporary equity, redemption price per share | $ / shares												$ 300	$ 300							$ 300
Stock issued during period, shares, new issues									5,880
Stock issued during period, shares, conversion of convertible securities									2,393
Proceeds from issuance of convertible preferred stock | $									$ 2,300,000
Series Seed-1 [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares issued																				2,393
Temporary equity, redemption price per share | $ / shares												210	210
Series Seed-2 [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized																			250,000
Preferred stock, shares issued																				1,666
Temporary equity, redemption price per share | $ / shares												60	60
Series Seed-3 [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized																			37,313
Temporary equity, redemption price per share | $ / shares												100.5	100.5
Series Seed-4 [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized																			21,131
Temporary equity, redemption price per share | $ / shares												177	177
Series Seed-5 [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized																			512,425
Temporary equity, redemption price per share | $ / shares												283.5	283.5
Series Seed-6 [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized																			122,500
Temporary equity, redemption price per share | $ / shares												300	300
Series Seed-7 [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized																			257,797
Temporary equity, redemption price per share | $ / shares												355.5	355.5
Series Seed-8 [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized																			665,588
Temporary equity, redemption price per share | $ / shares												417	417
Series Seed-9 [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized																			2,775,210
Temporary equity, redemption price per share | $ / shares												$ 393	393
Stock issued during period, shares, conversion of convertible securities			13,503
Seed 10 [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized																			327,218
Series A [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized																			18,165,136
Preferred stock, shares issued			14,182														22,756	25,189
Temporary equity, redemption price per share | $ / shares			$ 490.5														$ 490.5	$ 490.5
Proceeds from issuance of convertible preferred stock | $												$ 30,500,000
Series A [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized																	18,165,136
Series A [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized																	9,592,788
Series A [Member] | 2020 Secured Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Stock issued during period, shares, conversion of convertible securities			24,576
Stock issued during period, value, conversion of convertible securities | $			$ 12,100,000
Series A-1 [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized																			1,531,734
Temporary equity, redemption price per share | $ / shares												$ 393	$ 393
Series A-1 [Member] | 2020 Secured Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Stock issued during period, shares, conversion of convertible securities			10,208
Stock issued during period, value, conversion of convertible securities | $			$ 4,000,000
Series Seed-2-10 [Member]
Class of Warrant or Right [Line Items]
Stock issued during period, shares, conversion of convertible securities			19,519
Convertible Notes Payable [Member]
Class of Warrant or Right [Line Items]
Discount rate												21.70%
Common Stock [Member]
Class of Warrant or Right [Line Items]
Common stock shares authorized	369,950,000			900,000,000						900,000,000		369,950,000	86,000,000
Common stock, par value | $ / shares				$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares Issued				14,178,514						14,178,514		2,450,922	213,065
Common stock, shares outstanding				14,178,514						14,178,514		2,450,922	213,065
Stock issued during period, shares, new issues						8,676,924
Stock issued during period, shares, conversion of convertible securities					565,144
Common Stock [Member] | Class A Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock issued during period, shares, new issues							8	267,384				1,339,821	14,906
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant issued			6,632
Fair value of warrants | $			$ 400,000									$ 3,000,000				$ 3,500,000
Fair value adjustment of warrants | $												$ 500,000
Warrant [Member] | Risk free [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input			1.3
Warrant [Member] | Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input			65
Warrant [Member] | Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input			0.01
Warrant [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input			55.5
Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input | yr			7
Warrant [Member] | Series A Financing [Member]
Class of Warrant or Right [Line Items]
Warrant issued		49,629	76,353
Fair value of warrants | $		$ 2,800,000	$ 4,200,000
Warrant [Member] | Series A Financing [Member] | Risk free [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input		1.35	1.3
Warrant [Member] | Series A Financing [Member] | Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input		65	65
Warrant [Member] | Series A Financing [Member] | Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input		0.01	0.01
Warrant [Member] | Series A Financing [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input		55.5	55.5
Warrant [Member] | Series A Financing [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input | yr		9.9	10
Warrant [Member] | November 2022 Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant																92,296